Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity
The following tables summarize the authorized, issued and outstanding convertible preferred stock of the Company (in millions, except share and per share data):

	December 31, 2020
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference
Preferred A-1 Stock	$0.56965	40,959,815	40,959,815	$3.4	$3.4
Preferred A-2 Stock	1.57432	48,790,097	48,590,772	10.9	11.0
Preferred B Stock	3.59757	48,326,627	48,326,627	24.9	25.0
Preferred C Stock	7.04471	69,101,902	69,101,895	56.1	70.0
Preferred C-1 Stock	11.74119	17,145,581	—	—	—
Preferred D Stock	15.16420	45,860,183	45,860,183	99.8	100.0
Preferred E Stock	19.66420	53,048,255	53,048,151	149.7	150.0

Total		323,232,460	305,887,443	$344.8	$359.4

Fair Value Measurement Inputs and Valuation Techniques
The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

December 31, 2020
Fair value of Series A-2 Preferred Stock	$18.25
Fair value of Series C-1 Preferred Stock	$20.09
Exercise price A-2 Preferred Stock	$1.57
Exercise price C-1 Preferred Stock	$11.74
Expected term (in years)	1.8-6.2
Expected volatility	29.0%-40.7%
Risk-free interest rate	0.1%-0.5%
Expected dividend yield	—%